Share-based Compensation - Narrative (Details) $ in Thousands					3 Months Ended						12 Months Ended
	Jun. 06, 2023 shares	Oct. 01, 2022 shares	Jun. 10, 2022 USD ($)	Apr. 01, 2022 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 25, 2019 USD ($)	Sep. 30, 2018 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					$ 27,001	$ 3,507	$ 2,828				$ 10,085	$ 23,153	$ 107,808
Unrecognized compensation costs					10,792						$ 6,382
Minimum required retained ownership of unit equivalents, percentage											25
Ben Liquidity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units forfeited (in shares) | shares				39,691
REU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					8,723	1,433	1,539				$ 4,358	8,537	44,402
Unrecognized compensation costs					7,337						3,389
Preferred equity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					286	$ 572	$ 0	$ 11,400			$ 1,430	7,226	$ 11,443
Account balance												5,700		$ 4,000
Director | Preferred equity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Account balance												$ 3,800
Purchase price			$ 3,800
Employees | Ben Liquidity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					$ 2,300
BMP Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					4 years						4 years
Number of shares authorized for issuance | shares											119,000,000
Continued participation reduction percentage											20.00%
Income participation percentage											49.50%
Vested units forfeited (in shares) | shares										1,963,969
Other income										$ 36,300
Ben Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance, as a percentage of fully diluted common units outstanding											15.00%
Percentage of common units											15.00%
Vested units forfeited (in shares) | shares										507,500
Ben Equity Incentive Plan | REU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance, as a percentage of fully diluted common units outstanding					15.00%
Awards settleable ratio					1.25
Compensation expense					$ 5,200
Increase in units granted (in shares) | shares	128,750
Unrecognized compensation costs					1,300						$ 6,400
Number of shares authorized for issuance | shares															12,811,258
Ben Equity Incentive Plan | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs											$ 6,400
Ben Equity Incentive Plan | Director | REU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares) | shares								515,000	515,000
Ben Equity Incentive Plan | Employees and Director | REU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares) | shares				513,533
Compensation expense					2,900
Increase in units granted (in shares) | shares	126,596
Unrecognized compensation costs					$ 3,500
Units forfeited (in shares) | shares				42,091
Ben Equity Incentive Plan | Employees | REU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares) | shares		40,180
Units forfeited (in shares) | shares		5,240
2023 Incentive Plan | REU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance, as a percentage of fully diluted common units outstanding					15.00%